Leases - Reconciliation of Undiscounted Cash Flows (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Total undiscounted lease obligations	$ 159	$ 117
Less: future interest charges	(21)	(22)
Total discounted lease obligations	138	95
Current	(53)	(41)
Non-current	85	54
Within one year
Lessee, Lease, Description [Line Items]
Total undiscounted lease obligations	58	47
Between one and five years
Lessee, Lease, Description [Line Items]
Total undiscounted lease obligations	82	49
Beyond five years
Lessee, Lease, Description [Line Items]
Total undiscounted lease obligations	$ 19	$ 21